Equity Investments in Subsidiaries, Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Summary of Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.25	12.31.24	12.31.25	12.31.24
Banco de Galicia y Buenos Aires S.A.	754,748,461	668,549,353	99.998%	100.00%
Banco GGAL S.A. (1)	—	1,244,048,856	—%	99.99%
Galicia Asset Management S.A.U.	158,500,537	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,310	71,310	99.99%	99.99%
Galicia Capital US LLC	1,000	1,000	100.00%	100.00%
Galicia Holdings US Inc.	1,000	1,000	100.00%	100.00%
Galicia Investments LLC	100	100	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.	1,933,542,601	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	846,328,042	1,830,887	100.00%	100.00%
Galicia Ventures Corp.	10,000	—	100.00%	—%
Galicia Ventures LP	1,000	1,000	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
GGAL Asset Management S.A. S.G.F.C.I. (1)	—	1,791,487	—%	100.00%
GGAL Holdings S.A. (1)	—	748,712,987,065	—%	100.00%
GGAL Participaciones S.A.U. (1)	—	11,513,929	—%	100.00%
GGAL Seguros S.A.	37,855,000	37,855,000	100.00%	100.00%
GGAL Seguros de Retiro S.A.	49,803,430	49,803,430	100.00%	100.00%
IGAM LLC	100	100	100.00%	100.00%
INVIU S.A.U.	809,611,333	809,611,333	100.00%	100.00%
INVIU Capital Markets Limited	1	1	100.00%	100.00%
INVIU Manager Investment Ltd.	1	1	100.00%	100.00%
INVIU México S.A.P.I. de C.V.	1,500	1,500	100.00%	100.00%
INVIU Perú S.A.B. S.A.C.	2,439,992,000	2,439,992,000	100.00%	100.00%
INVIU Technology Limited	1	1	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.U.	300,000,000	300,000,000	100.00%	100.00%
Vestly Advisory LLC	100	—	100.00%	—%
Vestly Asset Management LLC	100	100	100.00%	100.00%
Vestly Capital LLC	100	—	100.00%	—%
Vestly Group Corp.	10,000	—	100.00%	—%
Vestly México S.A. de C.V.	1,500	1,500	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	26,816,107,017	1,712,567,500	100.00%	100.00%
NHI(UK) Limited	19,000,000	19,000,000	100.00%	100.00%
N-xers S.A. de C.V.	405,816,000	405,816,000	100.00%	100.00%
Sudamericana Holding S.A.	358,395,538	32,717,429	100.00%	100.00%
Seguros Galicia S.A.	66,055,068,160	4,512,697,946	99.44%	99.43%
Tarjeta Naranja S.A.U.	2,896	2,896	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Well Assistance S.A.U.	100,000	100,000	100.00%	100.00%
(1) See Corporate reorganization in this Note.

Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.25
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (1)
Banco de Galicia y Buenos Aires S.A.(2)	36,595,915,549	30,577,566,473	6,018,349,076	(95,790,639)
Galicia Asset Management S.A.U. (2)	125,322,634	37,764,945	87,557,689	126,697,506
Galicia Broker Asesores de Seguros S.A. (3)	6,887,205	2,687,921	4,199,284	5,715,161
Galicia Capital US LLC	5,621,487	2,640,303	2,981,184	53,439
Galicia Holding US Inc.	7,201,874	—	7,201,874	414,522
Galicia Investments LLC	73,654	—	73,654	148
Galicia Retiro Compañía de Seguros S.A.U. (3)	8,308,805	5,841,278	2,467,527	791,225
Galicia Securities S.A.U.	362,071,946	277,976,154	84,095,792	34,813,987
Galicia Seguros S.A.U. (3)	110,153,718	56,099,439	54,054,279	20,743,743
Galicia Ventures Corp. (4)	14,594	—	14,594	—
Galicia Ventures LP	7,365,435	—	7,365,435	14,834
Galicia Warrants S.A.	15,827,703	5,205,710	10,621,993	700,183
GGAL Seguros de Personas S.A. (3)	336,166,663	268,797,840	67,368,823	(1,693,759)
GGAL Seguros de Retiro S.A. (3)	483,405,197	430,930,768	52,474,429	6,996,820
IGAM LLC	23,701,651	4,136	23,697,515	(3,391,252)
INVIU S.A.U.	170,262,880	157,700,445	12,562,435	(5,048,364)
INVIU Capital Markets Limited	5,375,450	3,345,514	2,029,936	(1,081,781)
INVIU Management Investment Ltd.	1,348,906	1,103,490	245,416	(714,373)
INVIU México S.A.P.I. de C.V.	111	—	111	32
INVIU Perú S.A.B. S.A.C.	1,631,387	260,917	1,370,470	(951,980)
INVIU Technology Limited	868,177	617,912	250,265	149,247
INVIU Uruguay Agente de Valores S.A.U.	11,809,734	6,974,633	4,835,101	2,826,208
Naranja Digital Compañía Financiera S.A.U.	2,950,260,726	2,703,596,949	246,663,777	99,421,998
NHI(UK) Limited	27,527,479	107,616	27,419,863	(1,603,099)
N-xers S.A. de C.V.	29,701,562	837,811	28,863,751	1,688,176
Seguros Galicia S.A. (3)	342,865,025	311,147,808	31,717,217	9,824,582
Sudamericana Holding S.A. (2)(3)	218,907,328	328,080	218,579,248	43,494,580
Tarjeta Naranja S.A.U.	4,555,797,354	3,800,129,509	755,667,845	(42,398,661)
Tarjetas Regionales S.A.	1,032,412,613	15,113,522	1,017,299,091	59,729,135
Vestly Asset Management LLC	1,315,187	1,155,068	160,119	160,016
Vestly Capital LLC (5)	729,681	—	729,681	1,223
Vestly Group Corp. (5)	729,681	—	729,681	16,449
Vestly México S.A. de C.V.	107	—	107	31
Well Assistance S.A.U. (3)	952,118	302,260	649,858	1,283,018
____________________
(1) Income attributable to the shareholders of the parent.
(2) See Corporate reorganization in this Note.
(3) Results for the 12-month period ended December 31, 2025.
(4) Results for the 1-month period ended December 31, 2025.
(5) Results for the 2-month period ended December 31, 2025.

	12.31.24
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (1)
Banco de Galicia y Buenos Aires S.A.(2)	28,481,203,198	22,696,983,427	5,784,219,771	1,783,832,873
Banco GGAL S.A.(2)	7,429,115,223	5,480,336,732	1,948,778,491	(215,400,361)
Galicia Asset Management S.A.U. (2)	112,412,994	41,950,708	70,462,286	89,781,445
Galicia Broker Asesores de Seguros S.A. (3)	3,753,056	1,259,917	2,493,139	3,283,102
Galicia Capital US LLC	4,900,853	1,973,108	2,927,745	(1,652,530)
Galicia Holding US Inc.	6,787,353	—	6,787,353	(2,509,086)
Galicia Investments LLC	32,068	—	32,068	(15,600)
Galicia Retiro Compañía de Seguros S.A.U. (3)	8,055,000	7,485,516	569,484	(1,681,651)
Galicia Securities S.A.U.	215,947,948	166,666,142	49,281,806	31,914,465
Galicia Seguros S.A.U. (3)	64,960,593	32,797,850	32,162,743	4,008,182
Galicia Ventures LP	3,206,817	—	3,206,817	(1,365,943)
Galicia Warrants S.A.	16,303,577	5,124,920	11,178,657	1,362,198
GGAL Asset Management S.A. S.G.F.C.I. (2)	29,789,029	6,311,998	23,477,031	835,691
GGAL Holdings S.A. (2)	2,146,958,968	5,198,406	2,141,760,562	(225,033,689)
GGAL Participaciones S.A.U. (2)	9,635,523	2,360,871	7,274,652	(3,509,470)
GGAL Seguros de Personas S.A. (3)	313,541	244,479	69,062	9,091
GGAL Seguros de Retiro S.A. (3)	464,620	419,142	45,478	3,639
IGAM LLC	27,092,625	3,849	27,088,776	(15,338,391)
INVIU S.A.U.	165,935,404	153,787,880	12,147,524	(10,053,263)
INVIU Capital Markets Limited	2,964,575	340,055	2,624,520	147,837
INVIU Management Investment Ltd.	160,529	30,559	129,970	(5,094)
INVIU México S.A.P.I. de C.V.	104	—	104	89
INVIU Perú S.A.B. S.A.C.	897,252	234,400	662,852	(174,657)
INVIU Technology Limited	336,377	203,489	132,888	125,982
INVIU Uruguay Agente de Valores S.A.U.	4,047,437	2,038,544	2,008,893	3,886
Naranja Digital Compañía Financiera S.A.U.	2,124,168,495	2,013,490,846	110,677,649	66,902,317
NHI(UK) Limited	27,175,576	—	27,175,576	78,403
N-xers S.A. de C.V.	27,176,226	—	27,176,226	53,459
Seguros Galicia S.A. (3)	335,598,896	320,109,190	15,489,706	(29,378,034)
Sudamericana Holding S.A. (2)(3)	54,814,230	1,447,872	53,366,358	(21,852,996)
Tarjeta Naranja S.A.U.	4,547,310,253	3,670,485,904	876,824,349	244,042,332
Tarjetas Regionales S.A.	1,061,335,980	25,008,180	1,036,327,800	307,039,880
Vestly Asset Management LLC	135	—	135	21
Vestly México S.A. de C.V.	99	—	99	86
Well Assistance S.A.U. (3)	95,397	28,712	66,685	60,016
____________________
(1)    Income attributable to the shareholders of the parent.
(2)    See Corporate reorganization in this Note.
(3) Results for the 12-month period ended December 31, 2024.
Summary of Investments in Associates

Company	Equity Investment %	Place of Business	12.31.25	12.31.24
Play Digital S.A.	19.79%	CABA	3,318,167	5,377,403
The movements of such investment are as follows:

Company	12.31.24	Contributions	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.25
Play Digital S.A.	5,377,403	—	1,254,054	(3,313,290)	3,318,167

Company	12.31.23	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.24
Play Digital S.A.	7,592,355	748,243	4,001,834	(6,965,029)	5,377,403
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	53,625,005	42,911,244	10,713,761	3,685,141
(*) Balances according to financial statements as of September 30, 2025, restated in closing currency; the use of financial statements as of December 31, 2025 would not have resulted in material differences.

Summary of Materialized Transfers
On December 6, 2024, it was materialized through the transfer of the Direct Participation according to the following detail:

			Grupo Financiero Galicia S.A.		Banco de Galicia y Buenos Aires S.A.
				42.11%		57.89%
Acquired company	Capital Stock	Total shares acquired	Shares	% of ownership	Shares	% of ownership
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	1,184,364,392	1,180,367,030	497,052,556	41.968%	683,314,474	57.695%
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	11,513,929	65,222	27,465	0.239%	37,757	0.328%
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	1,244,125,589	103,739	43,684	0.004%	60,055	0.005%

Summary of Fair Value of Acquired Net Assets
The fair value share of the acquired net assets at closing currency amounts to Ps.2,358,986,431, as detailed below:

Item	Fair value
GGAL Holdings S.A. (ex - HSBC Argentina Holdings S.A.)	2,358,744,850
GGAL Participaciones S.A.U. (ex - HSBC Participaciones S.A.)	61,088
Banco GGAL S.A. (ex - HSBC Bank Argentina S.A.)	180,493
Total	2,358,986,431

Summary of Assets and Liabilities from Acquisitions

Item	Provisional fair value of assets and liabilities	Measurement period adjustments	Final fair value of assets and liabilities
Assets
Cash and Due from Banks	1,724,452,957	—	1,724,452,957
Debt Securities at Fair Value through Profit or Loss	113,054,349	—	113,054,349
Derivative Financial Instruments	9,413,866	—	9,413,866
Repurchase Transactions	1,968,408	—	1,968,408
Other Financial Assets	380,424,366	—	380,424,366
Loans and Other Financing	2,719,514,036	—	2,719,514,036
Other Debt Securities	1,814,720,924	—	1,814,720,924
Financial Assets Pledged as Collateral	213,543,110	—	213,543,110
Investments in Equity Instruments	13,297,483	—	13,297,483
Investment in Associates and Joint Ventures	142,635,641	—	142,635,641
Property, Plant and Equipment	281,950,649	—	281,950,649
Intangible Assets Core Deposits	48,709,200	—	48,709,200
Intangible Assets	24,547,008	—	24,547,008
Deferred Income Tax Assets	88,166,389	8,017,506	96,183,895
Other Non-financial Assets	136,664,072	(22,778,967)	113,885,105
Non-current Assets Held for Sale	19,081,107	—	19,081,107
Total Assets	7,732,143,565	(14,761,461)	7,717,382,104
Liabilities
Deposits	4,571,892,867	—	4,571,892,867
Derivative Financial Instruments	6,824,933	—	6,824,933
Repurchase Transactions	16,048,520	—	16,048,520
Other Financial Liabilities	311,095,102	—	311,095,102
Financing from the Argentine Central Bank and Other Financial Institutions	8,307,708	—	8,307,708
Subordinated Debt Securities	124,358,484	—	124,358,484
Provisions	38,305,039	7,112,360	45,417,399
Deferred Income Tax Liabilities	59,090,271	—	59,090,271
Other Non-Financial Liabilities	237,100,681	—	237,100,681
Total Liabilities	5,373,023,605	7,112,360	5,380,135,965
Net Assets	2,359,119,960	(21,873,821)	2,337,246,139
Non-controlling Interest (*)	(133,529)	394	(133,135)
Net assets acquired	2,358,986,431	(21,873,427)	2,337,113,004
(*) Non-controlling Interest is proportionate to Purchase Price Allocation.

Summary of Interest in Joint Venture

Company	Equity Investment %	Place of Business	12.31.25	12.31.24
Nera Agro Holding S.L.	50.00%	Spain	9,496,633	—
The movements of such investment are as follows:

Company	12.31.24	Addition (*)	Profit Sharing in income (loss) for the Year (**)	12.31.25
Nera Agro Holding S.L.	—	1,819,130	7,677,503	9,496,633
(*) As a result of the aforementioned agreement, control over Nera Agro Holding S.L. (formerly Agri Tech Investments LLC) was lost. It was not treated as a discontinued operation because it was not material.
(**) The result includes the share in other comprehensive income. It also comprises the equity result corresponding to a 100% interest from January through November and a 50% interest in December, in accordance with the new ownership structure, and incorporate the effect of the admission of the new shareholder during the year, which did not give rise to cash flows or consideration for the Group.
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Nera Agro Holding S.L.	4,026,158	231,899	3,794,259	1,975,129
(*) Balances according to financial statements as of September 30, 2025, restated in closing currency; the use of financial statements as of December 31, 2025 would not have resulted in material differences.